RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

16. RELATED PARTY TRANSACTIONS AND BALANCES

(1)	The relationships between the Group and related party are as follows:

Name of the related party	Relationship
Daqo Group	An affiliated company representing the parent company of Daqo New Material holding 100% equity ownership of Daqo New Material. Daqo Group and the Company are controlled by same group of shareholders.
Zhengjiang Daqo Solar Co. Ltd ("Zhenjiang Daqo")	An affiliated company which is 100% held by Daqo Group
Daqo Solar Co. Ltd ("Daqo Solar")	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo	An affiliated company which was 100% held by the Company before September 28, 2012 and is 100% held by Daqo Group since September 28, 2012
Daqo Xinjiang Investment Co., Ltd. ("Xinjiang Daqo Investment")	An affiliated company which is 100% held by Daqo Group

(2)	Related party balances:

The balance with Daqo Group and its subsidiaries was as follows:

The balances due from related parties include consideration for the transfer of 100% ownership of Nanjing Daqo to Daqo Group. Such balances are unsecured, interest-free, and are payable on demand. The balances are as follows:

	December 31,
	2011	2012
Amount due from related party
Zhenjiang Daqo	$7,462,697	$10,744
Daqo Group	2,294,988	6,440,129
Others	129,625	111,614

Total	$9,887,310	$6,562,487

Balance due to related parties include payables for prepayment of polysilicon procurement from Daqo Solar and Xinjiang Daqo Investment and interest bearing loan lent from to Nanjing Daqo. The balances are as follows:

	December 31,
	2011	2012
Amount due to related party
Daqo Group	$-	$5,359,008
Xinjiang Daqo Investment	-	2,354,620
Nanjing Daqo	-	1,645,923
Daqo Solar	1,552,126	13,497,972
Others	1,607,230	850,840

Total	$3,159,356	$23,708,363

(3)	The transactions with Daqo Group and its subsidiaries were as follows:

	Transaction Nature	Year Ended December 31,
Name of Related parties		2010	2011	2012
Daqo Group	Sales	$-	$1,971	$-
	Purchase-Fixed asset	-	15,787,658	7,849,533
	Financing-cash in	-	3,095,120	-
	Financing-cash out	-	3,095,120	-
	Disposition of 100% equity interest of Nan Jing Daqo	-	-	9,888,742
	Prepayment for purchase of fixed assets	-	-	1,330,044
Zhenjiang Daqo	Sales	-	6,958,317	2,799,428
	Purchase of cells	-	3,314,115	-
	Processing fee	-	1,209,769	-
Daqo Solar	Purchase-Fixed asset	12,942,750	20,562,272	-
	Prepayment received	-	-	13,497,973
	Financing-cash in	-	72,199,600	-
	Financing-cash out	-	72,199,600	-
	Interest charged	-	1,552,126	-
	Short-term interest free loan extended to Daqo Solar	-	9,898,458	-
Nanjing Daqo	Sales	-	-	80,126
	Related party interest bearing loan	-	-	1,584,820
	Interest charged	-	-	40,611
Xinjiang Daqo Investment	Prepayment received	-	-	2,354,620
Others subsidiaries under Daqo Group	Sales	-	427,302	-
	Purchase-Fixed asset	989,235	2,027,001	202,556
	Purchase-Raw material		300,574	5,282
	Rental expense	32,136	612,856	-
	Service expense	-	71,426	-

Total	Sales	$-	$7,387,590	$2,799,428

	Disposition of 100% equity interest in Nanjing Daqo	$-	$-	$9,888,742

	Purchase-Fixed asset	$13,931,985	$38,376,931	$8,052,089

	Purchase-Raw material	$-	$3,614,689	$5,282

	Processing fee	$-	$1,209,769	$-

	Rental expense	$32,136	$612,856	$-

	Service expense	$-	$71,426	$-

	Interest expense	$-	$1,552,126	$40,611

	Prepayment received	$-	$-	$15,852,593

	Prepayment for purchase of fixed assets	$-	$-	$1,330,044

	Cash received	$-	$75,294,720	$1,584,820

	Cash paid	$-	$85,193,178	$-

Related party transactions with Daqo Group

In September, 2010, the Daqo Group converted $79,884,026 due from Daqo New Material, into equity. This amount was recorded by the Company as a noncontrolling interest.

In 2011, the Group purchased auxiliary electricity transmission and system equipment totaling $15.8 million from Daqo Group. Daqo Group and its subsidiaries are mainly engaged in High-Low-voltage Electrical System, Components, Environmental Protection, and High-speed Railway Equipment.

In 2011, the Company received an interest fee loan of $3,095,120 from Daqo Group, which was fully repaid during the year.

In 2012, the Company sold 100% entity interest in Nanjing Daqo to Daqo Group for a consideration of $9,888,742 and $5,110,085 was owed by Daqo Group as of December 31, 2012. Besides, the Company purchased fixed assets totaling $7,849,533 from Daqo Group and had $5,359,008 due to Daqo Group as of December 31, 2012. Furthermore, $1,330,044 was prepaid to purchase fixed assets separately as of December 31, 2012.

Related party transactions with Zhenjiang Daqo

In 2011, the Company sold $6,958,317 wafers, and purchased cells of $3,314,115, and paid processing fees of $1,209,769 to Zhenjiang Daqo for tolling arrangements of cells.

In 2012, the Company sold $ 2,179,723 wafers, $619,705 polysilicon to Zhenjiang Daqo.

Related party transactions with Daqo Solar

In July 2010, the Company entered into an equipment purchase contract with Daqo Group to assign Daqo Solar to import $32.8 million of equipment on behalf of the Company. During the years ended December 31, 2010 and 2011, equipment of $12.9 million and $20.6 million has been received by the Group, respectively. As of December 31, 2011, the contract has been fully executed.

In 2011, the Company received loans of $72,199,600 from Daqo Solar, which were fully repaid during the year and accrued interest of $1,552,126. As of December 31, 2011, the Company provided an interest free loan of $9,898,458 to Daqo Solar.

In 2012, the Company entered into a polysilicon sales contract with Daqo Solar, and $13,497,973 payment in advance was received as of December 31, 2012.

Related party transactions with Xinjiang Daqo Investment

In 2012, the Company entered into a polysilicon sales contract with Xinjiang Daqo Investment, and $2,354,620 payment in advance was received as of December 31, 2012.

Related party transactions with Nanjing Daqo

In August 2012, the Company entered into a one-year loan agreement with Nanjing Daqo, of $1,584,820 (RMB10 million). The interest rate is fixed at 6%. Besides, the Company also sold $80,126 cells to Nanjing Daqo.

Related party transactions with other subsidiaries of Daqo Group

In 2010, the Group purchased auxiliary electricity transmission and system equipment of $1.0 million from other Daqo Group subsidiaries. In 2011, the Group purchased auxiliary electricity transmission and system equipment of $2.0 million from Daqo Group subsidiaries. The Group also sold modules of $427,302 to, purchased raw materials of $300,574 from and paid service fees of $71,426 to other subsidiaries of Daqo Group.

In 2012, the Company purchased equipment and raw material from other subsidiaries of Daqo Group at the cost of $ 202,556 and $ 5,282, respectively.